Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advanced Series Trust
Entity Central Index Key	0000814679
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
AST ClearBridge Dividend Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AST ClearBridge Dividend Growth Portfolio
Class Name	AST ClearBridge Dividend Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST ClearBridge Dividend Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Clear B ridge Dividend Growth Portfolio	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 408,745,914
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 408,745,914
Number of portfolio holdings	57
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	9.4%
Software	8.5%
Affiliated Mutual Funds (5.9% represents investments purchased with collateral from securities on loan)	5.9%
Financial Services	5.7%
Chemicals	5.4%
Pharmaceuticals	4.9%
Insurance	4.8%
Banks	4.4%
Semiconductors & Semiconductor Equipment	4.4%
Multi-Utilities	4.1%
Food Products	3.9%
Beverages	3.5%
Media	3.0%
Health Care Equipment & Supplies	2.9%
Aerospace & Defense	2.9%
Specialized REITs	2.7%
Wireless Telecommunication Services	2.4%
Interactive Media & Services	2.3%
Construction Materials	2.3%
Industry Classification	% of Net Assets
Personal Care Products	2.2%
Technology Hardware, Storage & Peripherals	2.1%
Residential REITs	1.9%
Commercial Services & Supplies	1.8%
Ground Transportation	1.7%
Household Products	1.7%
Consumer Finance	1.6%
Specialty Retail	1.6%
Health Care Providers & Services	1.5%
Metals & Mining	1.1%
Electric Utilities	1.0%
Biotechnology	0.9%
Air Freight & Logistics	0.9%
Entertainment	0.8%
Unaffiliated Funds	0.8%
Automobiles	0.7%
105.7%
Liabilities in excess of other assets	(5.7)%
100.0%

AST Cohen & Steers Realty Portfolio
Shareholder Report [Line Items]
Fund Name	AST Cohen & Steers Realty Portfolio
Class Name	AST Cohen & Steers Realty Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Cohen & Steers Realty Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Cohen & Steers Realty Portfolio	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 527,528,549
Holdings Count | Holding	33
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 527,528,549
Number of portfolio holdings	33
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Sector Classification	% of Net Assets
Specialized REITs	42.2%
Residential REITs	17.0%
Affiliated Mutual Funds (13.8% represents investments purchased with collateral from securities on loan)	15.3%
Health Care REITs	12.9%
Retail REITs	11.5%
Industrial REITs	9.4%
Casinos & Gaming	2.2%
Office REITs	1.7%
Hotel & Resort REITs	0.8%
Diversified REITs	0.6%
113.6%
Liabilities in excess of other assets	(13.6)%
100.0%

AST Emerging Markets Equity Portfolio
Shareholder Report [Line Items]
Fund Name	AST Emerging Markets Equity Portfolio
Class Name	AST Emerging Markets Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Emerging Markets Equity Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Emerging Markets Equity Portfolio	$68	1.31%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%
Net Assets	$ 229,758,479
Holdings Count | Holding	1,407
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 229,758,479
Number of portfolio holdings	1,407
Portfolio turnover rate for the period	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	18.2%
Semiconductors & Semiconductor Equipment	15.0%
Technology Hardware, Storage & Peripherals	8.1%
Oil, Gas & Consumable Fuels	5.9%
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	4.1%
Interactive Media & Services	3.8%
IT Services	3.6%
Broadline Retail	3.1%
Unaffiliated Exchange-Traded Funds	2.8%
Insurance	2.8%
Automobiles	2.6%
Metals & Mining	2.4%
Household Durables	1.8%
Food Products	1.5%
Consumer Staples Distribution & Retail	1.4%
Capital Markets	1.2%
Electronic Equipment, Instruments & Components	1.1%
Automobile Components	1.1%
Entertainment	1.1%
Electric Utilities	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Chemicals	1.0%
Wireless Telecommunication Services	1.0%
Machinery	1.0%
Consumer Finance	0.9%
Industrial Conglomerates	0.9%
Construction Materials	0.9%
Financial Services	0.8%
Electrical Equipment	0.7%
Real Estate Management & Development	0.7%
Transportation Infrastructure	0.7%
Industry Classification	% of Net Assets
Specialty Retail	0.7%
Diversified Telecommunication Services	0.7%
Hotels, Restaurants & Leisure	0.6%
Beverages	0.5%
Gas Utilities	0.5%
Communications Equipment	0.4%
Paper & Forest Products	0.4%
Construction & Engineering	0.3%
Health Care Providers & Services	0.3%
Passenger Airlines	0.3%
Independent Power & Renewable Electricity Producers	0.3%
Household Products	0.2%
Aerospace & Defense	0.2%
Pharmaceuticals	0.2%
Diversified Consumer Services	0.2%
Personal Care Products	0.2%
Diversified Banks	0.1%
Health Care Equipment & Supplies	0.1%
Software	0.1%
Air Freight & Logistics	0.1%
Marine Transportation	0.0%*
Biotechnology	0.0%*
Trading Companies & Distributors	0.0%*
Energy Equipment & Services	0.0%*
Building Products	0.0%*
Commercial Services & Supplies	0.0%*
Life Sciences Tools & Services	0.0%*
98.6%
Other assets in excess of liabilities	1.4%
100.0%
* Less than 0.05%

AST INTERNATIONAL EQUITY PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST International Equity Portfolio
Class Name	AST International Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST International Equity Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST International Equity Portfolio	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 1,292,473,310
Holdings Count | Holding	615
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 1,292,473,310
Number of portfolio holdings	615
Portfolio turnover rate for the period	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	10.2%
Pharmaceuticals	8.5%
Semiconductors & Semiconductor Equipment	6.5%
Insurance	5.2%
Oil, Gas & Consumable Fuels	5.1%
Unaffiliated Exchange-Traded Funds	3.6%
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	3.5%
Metals & Mining	3.5%
Machinery	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Capital Markets	2.9%
Automobiles	2.7%
Food Products	2.3%
Aerospace & Defense	2.2%
Chemicals	1.8%
Diversified Telecommunication Services	1.7%
Industrial Conglomerates	1.7%
Professional Services	1.5%
Specialty Retail	1.5%
Electrical Equipment	1.5%
Electronic Equipment, Instruments & Components	1.5%
Trading Companies & Distributors	1.5%
Software	1.4%
Electric Utilities	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
Broadline Retail	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Consumer Staples Distribution & Retail	1.2%
Personal Care Products	1.1%
Automobile Components	1.0%
IT Services	1.0%
Household Durables	1.0%
Construction Materials	1.0%
Construction & Engineering	1.0%
Health Care Equipment & Supplies	0.9%
Building Products	0.8%
Industry Classification	% of Net Assets
Tobacco	0.7%
Household Products	0.7%
Financial Services	0.6%
Retail REITs	0.6%
Real Estate Management & Development	0.5%
Leisure Products	0.5%
Health Care Providers & Services	0.5%
Media	0.5%
Multi-Utilities	0.5%
Commercial Services & Supplies	0.4%
Entertainment	0.4%
Interactive Media & Services	0.3%
Gas Utilities	0.3%
Industrial REITs	0.3%
Wireless Telecommunication Services	0.3%
Air Freight & Logistics	0.3%
Marine Transportation	0.3%
Passenger Airlines	0.2%
Diversified REITs	0.2%
Containers & Packaging	0.2%
Communications Equipment	0.2%
Ground Transportation	0.2%
Transportation Infrastructure	0.1%
Biotechnology	0.1%
Paper & Forest Products	0.1%
Consumer Finance	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Diversified Banks	0.0%*
U.S. Treasury Obligations	0.0%*
Steel	0.0%*
Automobile Manufacturers	0.0%*
Office REITs	0.0%*
U.S. Government Agency Obligations	0.0%*
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%
* Less than 0.05%

AST Large-Cap Core Portfolio
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Core Portfolio
Class Name	AST Large-Cap Core Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Large-Cap Core Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Core Portfolio	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Net Assets	$ 445,699,943
Holdings Count | Holding	237
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 445,699,943
Number of portfolio holdings	237
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.7%
Software	11.0%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.5%
Broadline Retail	4.4%
Financial Services	3.5%
Oil, Gas & Consumable Fuels	3.2%
Pharmaceuticals	3.1%
Banks	3.0%
Unaffiliated Exchange-Traded Funds	2.9%
Capital Markets	2.6%
Biotechnology	2.6%
Specialty Retail	2.5%
Health Care Equipment & Supplies	2.4%
Insurance	2.4%
Aerospace & Defense	2.3%
Electrical Equipment	1.9%
Health Care Providers & Services	1.8%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	1.8%
Life Sciences Tools & Services	1.8%
Electric Utilities	1.7%
Beverages	1.4%
Ground Transportation	1.4%
Building Products	1.3%
Hotels, Restaurants & Leisure	1.1%
Construction Materials	1.1%
Consumer Staples Distribution & Retail	1.0%
Entertainment	0.9%
Chemicals	0.9%
Household Products	0.8%
Food Products	0.8%
Industrial Conglomerates	0.7%
Machinery	0.7%
Energy Equipment & Services	0.7%
Industry Classification	% of Net Assets
Consumer Finance	0.7%
Multi-Utilities	0.7%
Automobiles	0.6%
Diversified Telecommunication Services	0.6%
Communications Equipment	0.5%
Textiles, Apparel & Luxury Goods	0.4%
Electronic Equipment, Instruments & Components	0.4%
Specialized REITs	0.4%
Industrial REITs	0.4%
IT Services	0.4%
Personal Care Products	0.3%
Residential REITs	0.3%
Air Freight & Logistics	0.2%
Commercial Services & Supplies	0.2%
Automobile Components	0.2%
Professional Services	0.1%
Media	0.1%
U.S. Government Agency Obligations	0.1%
Household Durables	0.1%
Wireless Telecommunication Services	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Passenger Airlines	0.1%
U.S. Treasury Obligations	0.0%*
Mortgage Real Estate Investment Trusts (REITs)	0.0%*
Metals & Mining	0.0%*
Diversified Consumer Services	0.0%*
Containers & Packaging	0.0%*
Real Estate Management & Development	0.0%*
Distributors	0.0%*
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Less than 0.05%

AST Large-Cap Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Growth Portfolio
Class Name	AST Large-Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Large-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Growth Portfolio	$48	0.87%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.87%
Net Assets	$ 6,801,427,628
Holdings Count | Holding	143
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 6,801,427,628
Number of portfolio holdings	143
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Software	18.3%
Semiconductors & Semiconductor Equipment	15.5%
Interactive Media & Services	9.4%
Broadline Retail	7.4%
Financial Services	5.8%
Technology Hardware, Storage & Peripherals	5.2%
Pharmaceuticals	4.1%
Health Care Equipment & Supplies	3.7%
Entertainment	2.8%
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	2.6%
Unaffiliated Exchange-Traded Funds	2.5%
Capital Markets	2.2%
Health Care Providers & Services	2.1%
Hotels, Restaurants & Leisure	1.8%
Electrical Equipment	1.5%
Life Sciences Tools & Services	1.5%
Aerospace & Defense	1.5%
Ground Transportation	1.4%
Biotechnology	1.1%
Specialty Retail	1.1%
IT Services	1.0%
Consumer Staples Distribution & Retail	1.0%
Electronic Equipment, Instruments & Components	0.9%
Chemicals	0.8%
Insurance	0.7%
Professional Services	0.6%
Industry Classification	% of Net Assets
Construction Materials	0.6%
Automobiles	0.6%
Trading Companies & Distributors	0.5%
Specialized REITs	0.4%
Beverages	0.4%
Personal Care Products	0.4%
Unaffiliated Funds	0.4%
Textiles, Apparel & Luxury Goods	0.3%
Electric Utilities	0.3%
Machinery	0.3%
Media	0.3%
Real Estate Management & Development	0.2%
Household Products	0.2%
Automobile Components	0.2%
U.S. Government Agency Obligations	0.2%
Energy Equipment & Services	0.2%
Wireless Telecommunication Services	0.1%
Tobacco	0.1%
Banks	0.1%
Oil, Gas & Consumable Fuels	0.1%
Health Care Technology	0.1%
Independent Power & Renewable Electricity Producers	0.0%*
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%
* Less than 0.05%

AST Large-Cap Value Portfolio
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Value Portfolio
Class Name	AST Large-Cap Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Large-Cap Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Value Portfolio	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 3,242,937,053
Holdings Count | Holding	216
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 3,242,937,053
Number of portfolio holdings	216
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	9.2%
Affiliated Mutual Funds (7.5% represents investments purchased with collateral from securities on loan)	8.3%
Oil, Gas & Consumable Fuels	7.8%
Insurance	7.4%
Health Care Providers & Services	6.5%
Pharmaceuticals	4.9%
Aerospace & Defense	4.4%
Capital Markets	4.3%
Semiconductors & Semiconductor Equipment	4.0%
Electric Utilities	3.7%
Unaffiliated Exchange-Traded Funds	3.0%
Machinery	2.5%
Health Care Equipment & Supplies	2.4%
Chemicals	2.0%
Multi-Utilities	1.9%
Media	1.9%
Communications Equipment	1.8%
Personal Care Products	1.8%
Industrial Conglomerates	1.7%
Financial Services	1.7%
Food Products	1.7%
Ground Transportation	1.5%
Beverages	1.5%
Specialized REITs	1.3%
Electronic Equipment, Instruments & Components	1.2%
IT Services	1.2%
Electrical Equipment	1.1%
Household Products	1.1%
Energy Equipment & Services	1.0%
Hotels, Restaurants & Leisure	0.9%
Consumer Finance	0.9%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Air Freight & Logistics	0.9%
Consumer Staples Distribution & Retail	0.9%
Specialty Retail	0.9%
Technology Hardware, Storage & Peripherals	0.8%
Tobacco	0.8%
Industrial REITs	0.7%
Automobiles	0.7%
Building Products	0.5%
Metals & Mining	0.5%
Interactive Media & Services	0.4%
Residential REITs	0.4%
Software	0.4%
Automobile Components	0.4%
Wireless Telecommunication Services	0.4%
Life Sciences Tools & Services	0.3%
U.S. Government Agency Obligations	0.3%
Gas Utilities	0.3%
Professional Services	0.3%
Containers & Packaging	0.2%
Entertainment	0.2%
Unaffiliated Funds	0.2%
Distributors	0.2%
Hotel & Resort REITs	0.2%
Passenger Airlines	0.2%
Household Durables	0.1%
Trading Companies & Distributors	0.1%
Broadline Retail	0.1%
Commercial Services & Supplies	0.0%*
106.9%
Liabilities in excess of other assets	(6.9)%
100.0%
* Less than 0.05%

AST MFS Global Equity Portfolio
Shareholder Report [Line Items]
Fund Name	AST MFS Global Equity Portfolio
Class Name	AST MFS Global Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST MFS Global Equity Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST MFS Global Equity Portfolio	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 571,512,178
Holdings Count | Holding	88
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 571,512,178
Number of portfolio holdings	88
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Health Care Equipment & Supplies	10.1%
Capital Markets	7.7%
Chemicals	7.2%
Software	6.4%
Beverages	5.1%
Affiliated Mutual Funds (4.9% represents investments purchased with collateral from securities on loan)	4.9%
Financial Services	4.9%
Textiles, Apparel & Luxury Goods	4.7%
Ground Transportation	4.4%
Electrical Equipment	3.9%
Pharmaceuticals	3.7%
Life Sciences Tools & Services	3.6%
Professional Services	3.4%
Insurance	3.3%
IT Services	3.3%
Hotels, Restaurants & Leisure	2.9%
Media	2.8%
Interactive Media & Services	2.5%
Industrial Conglomerates	2.1%
Household Products	2.0%
Industry Classification	% of Net Assets
Food Products	1.8%
Machinery	1.5%
Consumer Finance	1.4%
Aerospace & Defense	1.4%
Technology Hardware, Storage & Peripherals	1.1%
Transportation Infrastructure	1.1%
Entertainment	1.1%
Diversified Telecommunication Services	1.0%
Banks	0.8%
Electronic Equipment, Instruments & Components	0.7%
Air Freight & Logistics	0.7%
Automobile Components	0.6%
Broadline Retail	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Trading Companies & Distributors	0.4%
Building Products	0.3%
U.S. Government Agency Obligations	0.2%
104.2%
Liabilities in excess of other assets	(4.2)%
100.0%

AST Mid-Cap Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AST Mid-Cap Growth Portfolio
Class Name	AST Mid-Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Mid-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Mid-Cap Growth Portfolio	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 905,297,964
Holdings Count | Holding	234
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 905,297,964
Number of portfolio holdings	234
Portfolio turnover rate for the period	19%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (16.5% represents investments purchased with collateral from securities on loan)	18.4%
Software	11.6%
Semiconductors & Semiconductor Equipment	8.6%
Capital Markets	6.3%
Health Care Equipment & Supplies	6.2%
Specialty Retail	4.2%
Life Sciences Tools & Services	3.9%
Commercial Services & Supplies	3.7%
Hotels, Restaurants & Leisure	3.5%
Biotechnology	3.3%
Electrical Equipment	3.2%
Unaffiliated Exchange-Traded Funds	3.0%
Professional Services	2.7%
Electronic Equipment, Instruments & Components	2.6%
IT Services	2.5%
Machinery	2.4%
Aerospace & Defense	2.3%
Health Care Providers & Services	2.2%
Building Products	2.1%
Oil, Gas & Consumable Fuels	1.8%
Interactive Media & Services	1.6%
Real Estate Management & Development	1.6%
Entertainment	1.5%
Construction Materials	1.4%
Media	1.4%
Insurance	1.4%
Construction & Engineering	1.3%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	1.1%
Health Care Technology	1.1%
Trading Companies & Distributors	0.9%
Ground Transportation	0.9%
Distributors	0.8%
Beverages	0.8%
Consumer Staples Distribution & Retail	0.8%
Financial Services	0.7%
Diversified Consumer Services	0.6%
Technology Hardware, Storage & Peripherals	0.5%
Personal Care Products	0.4%
Pharmaceuticals	0.3%
Energy Equipment & Services	0.3%
Communications Equipment	0.3%
Household Products	0.3%
Specialized REITs	0.3%
Leisure Products	0.2%
Household Durables	0.2%
Independent Power & Renewable Electricity Producers	0.2%
Banks	0.2%
Chemicals	0.2%
U.S. Government Agency Obligations	0.2%
Automobiles	0.1%
116.1%
Liabilities in excess of other assets	(16.1)%
100.0%

AST Mid-Cap Value Portfolio
Shareholder Report [Line Items]
Fund Name	AST Mid-Cap Value Portfolio
Class Name	AST Mid-Cap Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Mid-Cap Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Mid-Cap Value Portfolio	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 604,798,503
Holdings Count | Holding	226
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 604,798,503
Number of portfolio holdings	226
Portfolio turnover rate for the period	22%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (15.3% represents investments purchased with collateral from securities on loan)	16.3%
Insurance	7.4%
Chemicals	5.1%
Oil, Gas & Consumable Fuels	4.7%
Machinery	4.6%
Professional Services	4.0%
Electronic Equipment, Instruments & Components	3.9%
Banks	3.9%
Capital Markets	3.8%
Consumer Staples Distribution & Retail	3.7%
Containers & Packaging	3.6%
Hotels, Restaurants & Leisure	3.2%
Ground Transportation	3.0%
Unaffiliated Exchange-Traded Funds	2.8%
Health Care Equipment & Supplies	2.8%
Semiconductors & Semiconductor Equipment	2.8%
Electric Utilities	2.6%
Financial Services	2.5%
Automobile Components	2.1%
Health Care Providers & Services	2.1%
Multi-Utilities	2.0%
Specialized REITs	1.9%
Residential REITs	1.9%
Building Products	1.9%
Life Sciences Tools & Services	1.7%
Retail REITs	1.7%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Aerospace & Defense	1.3%
Electrical Equipment	1.2%
Energy Equipment & Services	1.0%
Passenger Airlines	0.9%
Specialty Retail	0.8%
Industry Classification	% of Net Assets
Trading Companies & Distributors	0.8%
Communications Equipment	0.8%
Household Durables	0.7%
Food Products	0.7%
Consumer Finance	0.6%
Health Care REITs	0.6%
Commercial Services & Supplies	0.5%
Broadline Retail	0.5%
Leisure Products	0.5%
Distributors	0.5%
Interactive Media & Services	0.4%
IT Services	0.3%
Entertainment	0.3%
Beverages	0.3%
Construction & Engineering	0.3%
Personal Care Products	0.3%
Diversified REITs	0.3%
Construction Materials	0.3%
U.S. Government Agency Obligations	0.3%
Independent Power & Renewable Electricity Producers	0.3%
Real Estate Management & Development	0.3%
Software	0.2%
Hotel & Resort REITs	0.2%
Gas Utilities	0.2%
Industrial REITs	0.2%
Household Products	0.2%
Biotechnology	0.2%
Unaffiliated Funds	0.2%
Pharmaceuticals	0.2%
115.1%
Liabilities in excess of other assets	(15.1)%
100.0%

AST Small-Cap Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AST Small-Cap Growth Portfolio
Class Name	AST Small-Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Small-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Small-Cap Growth Portfolio	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 1,103,864,494
Holdings Count | Holding	383
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 1,103,864,494
Number of portfolio holdings	383
Portfolio turnover rate for the period	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (22.9% represents investments purchased with collateral from securities on loan)	23.3%
Biotechnology	11.0%
Software	10.7%
Semiconductors & Semiconductor Equipment	7.2%
Health Care Equipment & Supplies	4.1%
Aerospace & Defense	3.4%
Hotels, Restaurants & Leisure	3.3%
Professional Services	3.0%
Electronic Equipment, Instruments & Components	3.0%
Unaffiliated Exchange-Traded Funds	3.0%
Machinery	2.9%
Oil, Gas & Consumable Fuels	2.4%
Health Care Providers & Services	2.4%
Trading Companies & Distributors	2.3%
Commercial Services & Supplies	2.3%
Energy Equipment & Services	2.3%
Insurance	2.1%
Financial Services	2.0%
Life Sciences Tools & Services	1.8%
Building Products	1.8%
Specialty Retail	1.8%
Food Products	1.7%
Construction & Engineering	1.7%
Metals & Mining	1.5%
Capital Markets	1.5%
Automobile Components	1.4%
Household Durables	1.3%
Pharmaceuticals	1.3%
Personal Care Products	1.1%
Banks	1.0%
Ground Transportation	1.0%
Industry Classification	% of Net Assets
Electrical Equipment	1.0%
Consumer Staples Distribution & Retail	0.9%
IT Services	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Construction Materials	0.9%
Broadline Retail	0.8%
Diversified Consumer Services	0.8%
U.S. Government Agency Obligations	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Chemicals	0.5%
Health Care Technology	0.5%
Hotel & Resort REITs	0.5%
Industrial REITs	0.4%
Beverages	0.4%
Consumer Finance	0.4%
Leisure Products	0.3%
Containers & Packaging	0.3%
Real Estate Management & Development	0.3%
Interactive Media & Services	0.3%
Paper & Forest Products	0.2%
Unaffiliated Funds	0.2%
Air Freight & Logistics	0.1%
Communications Equipment	0.1%
Entertainment	0.1%
Diversified Telecommunication Services	0.1%
Passenger Airlines	0.1%
Marine Transportation	0.1%
122.2%
Liabilities in excess of other assets	(22.2)%
100.0%

AST Small-Cap Value Portfolio
Shareholder Report [Line Items]
Fund Name	AST Small-Cap Value Portfolio
Class Name	AST Small-Cap Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Small-Cap Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Small-Cap Value Portfolio	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 979,424,003
Holdings Count | Holding	806
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 979,424,003
Number of portfolio holdings	806
Portfolio turnover rate for the period	34%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (16.7% represents investments purchased with collateral from securities on loan)	18.0%
Banks	14.7%
Oil, Gas & Consumable Fuels	5.1%
Financial Services	4.2%
Energy Equipment & Services	3.9%
Electronic Equipment, Instruments & Components	3.7%
Insurance	3.5%
Machinery	3.4%
Unaffiliated Exchange-Traded Funds	3.2%
Specialty Retail	2.6%
Household Durables	2.5%
Capital Markets	2.5%
Hotels, Restaurants & Leisure	2.4%
Chemicals	2.0%
Biotechnology	2.0%
Professional Services	2.0%
Metals & Mining	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Commercial Services & Supplies	1.7%
Building Products	1.7%
Construction & Engineering	1.7%
Retail REITs	1.6%
Trading Companies & Distributors	1.6%
Software	1.5%
Consumer Finance	1.5%
Health Care Equipment & Supplies	1.5%
Electric Utilities	1.4%
Health Care Providers & Services	1.4%
Automobile Components	1.3%
Media	1.3%
Gas Utilities	1.1%
Diversified Consumer Services	1.1%
Hotel & Resort REITs	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Aerospace & Defense	0.9%
Industrial REITs	0.9%
Electrical Equipment	0.9%
Food P ro ducts	0.9%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	0.6%
Office REITs	0.6%
IT Services	0.6%
Real Estate Management & Development	0.6%
Personal Care Products	0.6%
Pharmaceuticals	0.6%
Multi-Utilities	0.5%
Diversified REITs	0.5%
Construction Materials	0.4%
Leisure Products	0.4%
Residential REITs	0.4%
Containers & Packaging	0.4%
Independent Power & Renewable Electricity Producers	0.3%
Interactive Media & Services	0.3%
Beverages	0.3%
Passenger Airlines	0.3%
Communications Equipment	0.3%
Ground Transportation	0.3%
Marine Transportation	0.2%
Health Care REITs	0.2%
Consumer Staples Distribution & Retail	0.2%
Life Sciences Tools & Services	0.2%
Tobacco	0.2%
Diversified Telecommunication Services	0.2%
Entertainment	0.2%
Specialized REITs	0.2%
Health Care Technology	0.2%
Air Freight & Logistics	0.2%
Wireless Telecommunication Services	0.1%
Household Products	0.1%
Water Utilities	0.1%
Broadline Retail	0.1%
Paper & Forest Products	0.1%
Technology Hardware, Storage & Peripherals	0.0%*
115.9%
Liabilities in excess of other assets	(15.9)%
100.0%
* Less than 0.05%

AST T. Rowe Price Natural Resources Portfolio
Shareholder Report [Line Items]
Fund Name	AST T. Rowe Price Natural Resources Portfolio
Class Name	AST T. Rowe Price Natural Resources Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST T. Rowe Price Natural Resources Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST T. Rowe Price Natural Resources Portfolio	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 214,520,833
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTF O LIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 214,520,833
Number of portfolio holdings	92
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Country Allocation	% of Net Assets
United States (7.5% represents investments purchased with collateral from securities on loan)	78.7%
Canada	12.6%
France	4.5%
Australia	2.7%
Norway	1.6%
United Kingdom	1.4%
Portugal	1.3%
Japan	1.3%
Austria	0.7%
Country Allocation	% of Net Assets
Ghana	0.6%
South Korea	0.6%
Mexico	0.5%
Germany	0.4%
South Africa	0.4%
107.3%
Liabilities in excess of other assets	(7.3)%
100.0%

AST Bond Portfolio 2024
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2024
Class Name	AST Bond Portfolio 2024
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2024 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2024	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 32,748,702
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/20 24 ?
Portfolio’s net assets	$ 32,748,702
Number of portfolio holdings	11
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.3%
U.S. Treasury Obligation	2.5%
Short-Term Investment	1.4%
98.2%
Other assets in excess of liabilities	1.8%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2025
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2025
Class Name	AST Bond Portfolio 2025
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2025 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2025	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 33,688,953
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2 02 4?
Portfolio’s net assets	$ 33,688,953
Number of portfolio holdings	9
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.4%
Short-Term Investment	2.6%
98.0%
Other assets in excess of liabilities	2.0%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2026
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2026
Class Name	AST Bond Portfolio 2026
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2026 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2026	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 19,432,815
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 19,432,815
Number of portfolio holdings	9
Portfolio turnover rate for the period	6%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.6%
Short-Term Investment	1.9%
97.5%
Other assets in excess of liabilities	2.5%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2027
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2027
Class Name	AST Bond Portfolio 2027
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2027 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2027	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 44,591,498
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3 0 /2024?
Portfolio’s net assets	$ 44,591,498
Number of portfolio holdings	9
Portfolio turnover rate for the period	2%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.9%
Short-Term Investment	2.5%
98.4%
Other assets in excess of liabilities	1.6%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2028
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2028
Class Name	AST Bond Portfolio 2028
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2028 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2028	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 75,584,910
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2 02 4?
Portfolio’s net assets	$ 75,584,910
Number of portfolio holdings	9
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.5%
Short-Term Investment	2.2%
98.7%
Other assets in excess of liabilities	1.3%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2029
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2029
Class Name	AST Bond Portfolio 2029
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2029 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2029	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 7,713,491
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 7,713,491
Number of portfolio holdings	9
Portfolio turnover rate for the period	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.9%
Short-Term Investment	2.4%
98.3%
Other assets in excess of liabilities	1.7%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2030
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2030
Class Name	AST Bond Portfolio 2030
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2030 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2030	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 54,710,180
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/ 20 24?
Portfolio’s net assets	$ 54,710,180
Number of portfolio holdings	9
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.0%
Short-Term Investment	2.3%
98.3%
Other assets in excess of liabilities	1.7%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2031
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2031
Class Name	AST Bond Portfolio 2031
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2031 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2031	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 73,859,461
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2 02 4?
Portfolio’s net assets	$ 73,859,461
Number of portfolio holdings	8
Portfolio turnover rate for the period	4%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.6%
Short-Term Investment	1.7%
98.3%
Other assets in excess of liabilities	1.7%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2032
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2032
Class Name	AST Bond Portfolio 2032
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2032 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2032	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 84,583,345
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 84,583,345
Number of portfolio holdings	8
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.4%
Short-Term Investment	3.1%
98.5%
Other assets in excess of liabilities	1.5%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2033
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2033
Class Name	AST Bond Portfolio 2033
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2033 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2033	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 4,175,278
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 4,175,278
Number of portfolio holdings	8
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.5%
Short-Term Investment	2.3%
96.8%
Other assets in excess of liabilities	3.2%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2034
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2034
Class Name	AST Bond Portfolio 2034
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2034 (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2034	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 5,525,742
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3 0 /2024?
Portfolio’s net assets	$ 5,525,742
Number of portfolio holdings	8
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.0%
Short-Term Investment	2.6%
96.6%
Other assets in excess of liabilities	3.4%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Bond Portfolio 2035
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2035
Class Name	AST Bond Portfolio 2035
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2035 (the “Portfolio”) for the period of January 2, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2035	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Net Assets	$ 4,903,642
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net a ss ets	$ 4,903,642
Number of portfolio holdings	8
Portfolio turnover rate for the period	6%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/3
0
/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	91.9%
Short-Term Investment	3.0%
94.9%
Other assets in excess of liabilities	5.1%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Core Fixed Income Portfolio
Shareholder Report [Line Items]
Fund Name	AST Core Fixed Income Portfolio
Class Name	AST Core Fixed Income Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Core Fixed Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Core Fixed Income Portfolio	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 3,900,758,121
Holdings Count | Holding	4,298
Investment Company, Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 3,900,758,121
Number of portfolio holdings	4,298
Portfolio turnover rate for the period	127%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	27.8
AA	38.8
A	13.3
BBB	19.7
BB	2.6
B	0.8
CCC and Below	0.3
NR	0.7
Cash/Cash Equivalents	-4.0
Total Investments	100.0

AST Government Money Market Portfolio
Shareholder Report [Line Items]
Fund Name	AST Government Money Market Portfolio
Class Name	AST Government Money Market Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Government Money Market Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Government Money Market Portfolio	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 836,095,139
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3 0/ 2024?
Portfolio’s net assets	$ 836,095,139
Number of portfolio holdings	68

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	56.1%
U.S. Government Agency Obligations	27.9%
U.S. Treasury Obligations	16.8%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

AST High Yield Portfolio
Shareholder Report [Line Items]
Fund Name	AST High Yield Portfolio
Class Name	AST High Yield Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST High Yield Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST High Yield Portfolio	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 371,275,145
Holdings Count | Holding	898
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3 0/ 2024?
Portfolio’s net assets	$ 371,275,145
Number of portfolio holdings	898
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	1.6
AA	1.5
A	0.1
BBB	1.2
BB	40.6
B	38.2
CCC and Below	12.8
NR	3.2
Cash/Cash Equivalents	0.8
Total Investments	100.0

AST Investment Grade Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AST Investment Grade Bond Portfolio
Class Name	AST Investment Grade Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Investment Grade Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Investment Grade Bond Portfolio	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 8,407,384,668
Holdings Count | Holding	518
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/ 30/ 2024?
Portfolio’s net assets	$ 8,407,384,668
Number of portfolio holdings	518
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	23.0
AA	15.1
A	44.5
BBB	15.6
BB	0.7
B	0.2
CCC and Below	0.1
NR	0.4
Cash/Cash Equivalents	0.4
Total Investments	100.0

AST Multi-Sector Fixed Income Portfolio
Shareholder Report [Line Items]
Fund Name	AST Multi-Sector Fixed Income Portfolio
Class Name	AST Multi-Sector Fixed Income Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Multi-Sector Fixed Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Sector Fixed Income Portfolio	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 10,691,851,352
Holdings Count | Holding	1,134
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/ 30 /2024?
Portfolio’s net assets	$ 10,691,851,352
Number of portfolio holdings	1,134
Portfolio turnover rate for the period	6%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	9.6
AA	6.2
A	32.8
BBB	48.7
BB	1.4
B	0.3
NR	0.1
Cash/Cash Equivalents	0.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.

AST Quantitative Modeling Portfolio
Shareholder Report [Line Items]
Fund Name	Advanced Series Trust
Class Name	AST Quantitative Modeling Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Quantitative Modeling Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Quantitative Modeling Portfolio	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 845,675,607
Holdings Count | Holding	1,146
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 845,675,607
Number of portfolio holdings	1,146
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	38.1%
U.S. Government Agency Obligations	5.2%
Semiconductors & Semiconductor Equipment	4.7%
Software	4.3%
Banks	3.6%
Collateralized Loan Obligations	3.4%
Commercial Mortgage-Backed Securities	2.9%
Technology Hardware, Storage & Peripherals	2.6%
Interactive Media & Services	2.5%
Pharmaceuticals	2.2%
Automobiles	1.9%
Oil, Gas & Consumable Fuels	1.5%
Broadline Retail	1.5%
Financial Services	1.5%
U.S. Treasury Obligations	1.4%
Capital Markets	1.3%
Insurance	1.3%
Aerospace & Defense	1.0%
Health Care Providers & Services	1.0%
Health Care Equipment & Supplies	0.9%
Machinery	0.8%
Consumer Staples Distribution & Retail	0.8%
Specialty Retail	0.8%
Hotels, Restaurants & Leisure	0.8%
Biotechnology	0.7%
Entertainment	0.7%
Chemicals	0.6%
Electric Utilities	0.6%
Real Estate Investment Trusts (REITs)	0.6%
Household Products	0.6%
Pipelines	0.5%
Life Sciences Tools & Services	0.5%
Beverages	0.5%
Oil & Gas	0.5%
Metals & Mining	0.5%
Electrical Equipment	0.5%
IT Services	0.4%
Food Products	0.4%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.4%
Specialized REITs	0.4%
Professional Services	0.4%
Ground Transportation	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Industrial Conglomerates	0.4%
Media	0.3%
Electric	0.3%
Electronic Equipment, Instruments & Components	0.3%
Diversified Financial Services	0.3%
Residential Mortgage-Backed Securities	0.3%
Multi-Utilities	0.3%
Communications Equipment	0.3%
Commercial Services & Supplies	0.2%
Auto Manufacturers	0.2%
Unaffiliated Exchange-Traded Funds	0.2%
Building Products	0.2%
Air Freight & Logistics	0.2%
Household Durables	0.2%
Tobacco	0.2%
Construction Materials	0.2%
Energy Equipment & Services	0.2%
Consumer Finance	0.2%
Retail REITs	0.2%
Residential REITs	0.1%
Telecommunications	0.1%
Healthcare-Services	0.1%
Foods	0.1%
Mining	0.1%
Construction & Engineering	0.1%
Trading Companies & Distributors	0.1%
Industrial REITs	0.1%
Packaging & Containers	0.1%
Personal Care Products	0.1%
Commercial Services	0.1%
Marine Transportation	0.1%
Gas Utilities	0.1%
Real Estate Management & Development	0.1%
Sovereign Bonds	0.1%
Home Builders	0.1%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	0.1%
Containers & Packaging	0.1%
Wireless Telecommunication Services	0.1%
Consumer Loans	0.1%
Automobile Components	0.1%
Apparel	0.1%
Health Care REITs	0.1%
Engineering & Construction	0.0%*
Semiconductors	0.0%*
Hotel & Resort REITs	0.0%*
Agriculture	0.0%*
Student Loans	0.0%*
Home Equity Loans	0.0%*
Passenger Airlines	0.0%*
Leisure Products	0.0%*
Distributors	0.0%*
Industry Classification	% of Net Assets
Auto Parts & Equipment	0.0%*
Building Materials	0.0%*
Transportation Infrastructure	0.0%*
Hand/Machine Tools	0.0%*
Multi-National	0.0%*
Diversified REITs	0.0%*
Office REITs	0.0%*
Water Utilities	0.0%*
Transportation	0.0%*
Paper & Forest Products	0.0%*
Automobile Manufacturers	0.0%*
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%
* Less than 0.05%

AST Advanced Strategies Portfolio
Shareholder Report [Line Items]
Fund Name	Advanced Series Trust
Class Name	AST Advanced Strategies Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Advanced Strategies Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Advanced Strategies Portfolio	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 5,969,866,538
Holdings Count | Holding	1,442
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 5,969,866,538
Number of portfolio holdings	1,442
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (2.9% represents investments purchased with collateral from securities on loan)	33.5%
U.S. Treasury Obligations	11.3%
Unaffiliated Exchange-Traded Funds	7.6%
Semiconductors & Semiconductor Equipment	3.7%
Unaffiliated Funds	3.3%
Software	2.9%
Collateralized Loan Obligations	2.4%
Pharmaceuticals	2.4%
Banks	2.4%
Technology Hardware, Storage & Peripherals	1.8%
Interactive Media & Services	1.6%
Oil, Gas & Consumable Fuels	1.5%
Options Purchased	1.5%
Insurance	1.5%
Broadline Retail	1.2%
Capital Markets	1.0%
Financial Services	1.0%
Machinery	1.0%
Specialized REITs	0.9%
Automobiles	0.8%
Aerospace & Defense	0.8%
Hotels, Restaurants & Leisure	0.7%
Specialty Retail	0.7%
Health Care Equipment & Supplies	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Metals & Mining	0.6%
Biotechnology	0.6%
Health Care Providers & Services	0.6%
Electrical Equipment	0.6%
Consumer Staples Distribution & Retail	0.6%
Electric Utilities	0.6%
Chemicals	0.6%
Retail REITs	0.5%
Food Products	0.5%
Residential REITs	0.5%
Industrial REITs	0.5%
Health Care REITs	0.5%
Beverages	0.5%
Industry Classification	% of Net Assets
Entertainment	0.5%
Diversified Telecommunication Services	0.4%
Electronic Equipment, Instruments & Components	0.4%
IT Services	0.3%
Life Sciences Tools & Services	0.3%
Professional Services	0.3%
Ground Transportation	0.3%
Building Products	0.3%
Household Products	0.3%
Trading Companies & Distributors	0.3%
Multi-Utilities	0.3%
Industrial Conglomerates	0.3%
Construction Materials	0.3%
Personal Care Products	0.3%
Media	0.2%
Communications Equipment	0.2%
Household Durables	0.2%
Diversified REITs	0.2%
Tobacco	0.2%
Real Estate Management & Development	0.2%
Commercial Services & Supplies	0.2%
Air Freight & Logistics	0.2%
Consumer Finance	0.2%
Construction & Engineering	0.2%
Energy Equipment & Services	0.1%
Automobile Components	0.1%
Wireless Telecommunication Services	0.1%
Hotel & Resort REITs	0.1%
Office REITs	0.1%
Electric	0.1%
Gas Utilities	0.1%
Telecommunications	0.1%
Marine Transportation	0.1%
Oil & Gas	0.1%
Retail	0.1%
Foods	0.1%
Passenger Airlines	0.1%
Transportation Infrastructure	0.1%
Containers & Packaging	0.1%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	0.1%
Pipelines	0.0%*
Leisure Products	0.0%*
Home Builders	0.0%*
Building Materials	0.0%*
Auto Parts & Equipment	0.0%*
Paper & Forest Products	0.0%*
Diversified Financial Services	0.0%*
Leisure Time	0.0%*
Airlines	0.0%*
Auto Manufacturers	0.0%*
Lodging	0.0%*
Healthcare-Services	0.0%*
Real Estate	0.0%*
Transportation	0.0%*
Real Estate Investment Trusts (REITs)	0.0%*
Packaging & Containers	0.0%*
Computers	0.0%*
Automobile Manufacturers	0.0%*
Industry Classification	% of Net Assets
Healthcare-Products	0.0%*
Health Care Technology	0.0%*
Gas	0.0%*
Distributors	0.0%*
Construction Machinery & Heavy Trucks	0.0%*
Diversified Consumer Services	0.0%*
Housewares	0.0%*
Mining	0.0%*
Commercial Services	0.0%*
Asset Management & Custody Banks	0.0%*
Machinery-Diversified	0.0%*
Environmental Control	0.0%*
Sovereign Bonds	0.0%*
Multi-National	0.0%*
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%
* Less than 0.05%

AST Balanced Asset Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	Advanced Series Trust
Class Name	AST Balanced Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Balanced Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Balanced Asset Allocation Portfolio	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 11,795,667,909
Holdings Count | Holding	4,272
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 11,795,667,909
Number of portfolio holdings	4,272
Portfolio turnover rate for the period	42%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	43.2%
Collateralized Loan Obligations	5.9%
Unaffiliated Exchange-Traded Funds	5.2%
Semiconductors & Semiconductor Equipment	3.8%
Software	3.1%
Banks	2.9%
U.S. Treasury Obligations	2.7%
Pharmaceuticals	2.1%
Technology Hardware, Storage & Peripherals	1.9%
Interactive Media & Services	1.8%
Oil, Gas & Consumable Fuels	1.6%
Insurance	1.4%
Broadline Retail	1.2%
Capital Markets	1.2%
Sovereign Bonds	1.1%
Financial Services	1.0%
Machinery	0.9%
Aerospace & Defense	0.9%
Health Care Providers & Services	0.8%
Health Care Equipment & Supplies	0.7%
Hotels, Restaurants & Leisure	0.7%
Specialty Retail	0.7%
Automobiles	0.7%
Biotechnology	0.7%
Consumer Staples Distribution & Retail	0.6%
Electric Utilities	0.6%
Electrical Equipment	0.6%
Chemicals	0.5%
Metals & Mining	0.5%
Entertainment	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Beverages	0.5%
Food Products	0.5%
Ground Transportation	0.4%
Household Products	0.4%
Electric	0.4%
IT Services	0.3%
Life Sciences Tools & Services	0.3%
Industry Classification	% of Net Assets
Media	0.3%
Diversified Telecommunication Services	0.3%
U.S. Government Agency Obligations	0.3%
Electronic Equipment, Instruments & Components	0.3%
Professional Services	0.3%
Building Products	0.3%
Multi-Utilities	0.3%
Industrial Conglomerates	0.3%
Oil & Gas	0.2%
Diversified Financial Services	0.2%
Specialized REITs	0.2%
Trading Companies & Distributors	0.2%
Personal Care Products	0.2%
Communications Equipment	0.2%
Construction Materials	0.2%
Consumer Finance	0.2%
Tobacco	0.2%
Pipelines	0.2%
Air Freight & Logistics	0.2%
Commercial Mortgage-Backed Securities	0.2%
Commercial Services & Supplies	0.2%
Household Durables	0.2%
Telecommunications	0.2%
Foods	0.2%
Retail	0.1%
Energy Equipment & Services	0.1%
Industrial REITs	0.1%
Real Estate Management & Development	0.1%
Commercial Services	0.1%
Real Estate Investment Trusts (REITs)	0.1%
Home Builders	0.1%
Wireless Telecommunication Services	0.1%
Healthcare-Services	0.1%
Automobile Components	0.1%
Residential REITs	0.1%
Construction & Engineering	0.1%
Real Estate	0.1%
Retail REITs	0.1%
Building Materials	0.1%
Health Care REITs	0.1%
Industry Classification	% of Net Assets
Passenger Airlines	0.1%
Engineering & Construction	0.1%
Gas Utilities	0.1%
Transportation	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Marine Transportation	0.1%
Leisure Time	0.1%
Auto Parts & Equipment	0.1%
Healthcare-Products	0.1%
Auto Manufacturers	0.0%*
Machinery-Diversified	0.0%*
Lodging	0.0%*
Containers & Packaging	0.0%*
Commercial Paper	0.0%*
Residential Mortgage-Backed Securities	0.0%*
Multi-National	0.0%*
Transportation Infrastructure	0.0%*
Leisure Products	0.0%*
Packaging & Containers	0.0%*
Agriculture	0.0%*
Airlines	0.0%*
Distributors	0.0%*
Hotel & Resort REITs	0.0%*
Consumer Loans	0.0%*
Diversified REITs	0.0%*
Electronics	0.0%*
Distribution/Wholesale	0.0%*
Computers	0.0%*
Unaffiliated Funds	0.0%*
Semiconductors	0.0%*
Municipal Bonds	0.0%*
Office REITs	0.0%*
Industry Classification	% of Net Assets
Paper & Forest Products	0.0%*
Miscellaneous Manufacturing	0.0%*
Mining	0.0%*
Gas	0.0%*
Trucking & Leasing	0.0%*
Automobile Manufacturers	0.0%*
Electrical Components & Equipment	0.0%*
Apparel	0.0%*
Credit Cards	0.0%*
Environmental Control	0.0%*
Investment Companies	0.0%*
Office/Business Equipment	0.0%*
Internet	0.0%*
Health Care Technology	0.0%*
Housewares	0.0%*
Home Equity Loans	0.0%*
Hand/Machine Tools	0.0%*
Steel	0.0%*
Diversified Consumer Services	0.0%*
Water Utilities	0.0%*
Holding Companies-Diversified	0.0%*
Iron/Steel	0.0%*
Student Loans	0.0%*
Forest Products & Paper	0.0%*
Cosmetics/Personal Care	0.0%*
Water	0.0%*
Options Purchased	0.0%*
Options Written	(0.0)%*
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%
* Less than 0.05%

AST Global Bond Portfolio
Shareholder Report [Line Items]
Fund Name	Advanced Series Trust
Class Name	AST Global Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Global Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Global Bond Portfolio	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 694,605,671
Holdings Count | Holding	3,513
Investment Company, Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 694,605,671
Number of portfolio holdings	3,513
Portfolio turnover rate for the period	182%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	26.6
AA	34.9
A	13.7
BBB	23.0
BB	3.5
B	0.4
CCC and Below	0.1
NR	3.8
Cash/Cash Equivalents	-6.0
Total Investments	100.0

AST Preservation Asset Allocation
Shareholder Report [Line Items]
Fund Name	Advanced Series Trust
Class Name	AST Preservation Asset Allocation
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Preservation Asset Allocation (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Preservation Asset Allocation Portfolio	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Average Annual Return [Table Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 3,491,155,242
Number of portfolio holdings	4,059
Portfolio turnover rate for the period	34%

Net Assets	$ 3,491,155,242
Holdings Count | Holding	4,059
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	51.3%
Collateralized Loan Obligations	10.2%
Unaffiliated Exchange-Traded Funds	4.6%
U.S. Treasury Obligations	3.7%
Banks	2.2%
Semiconductors & Semiconductor Equipment	2.1%
Sovereign Bonds	1.8%
Software	1.7%
Pharmaceuticals	1.3%
Technology Hardware, Storage & Peripherals	1.1%
Interactive Media & Services	1.0%
Oil, Gas & Consumable Fuels	0.9%
Insurance	0.8%
Broadline Retail	0.7%
Capital Markets	0.6%
Electric	0.6%
U.S. Government Agency Obligations	0.6%
Aerospace & Defense	0.6%
Financial Services	0.6%
Machinery	0.5%
Automobiles	0.5%
Media	0.4%
Health Care Providers & Services	0.4%
Health Care Equipment & Supplies	0.4%
Hotels, Restaurants & Leisure	0.4%
Biotechnology	0.4%
Diversified Financial Services	0.4%
Specialty Retail	0.4%
Entertainment	0.4%
Oil & Gas	0.4%
Commercial Mortgage-Backed Securities	0.4%
Consumer Staples Distribution & Retail	0.3%
Chemicals	0.3%
Electric Utilities	0.3%
Electrical Equipment	0.3%
Beverages	0.3%
Metals & Mining	0.3%
Foods	0.3%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	0.3%
Pipelines	0.3%
Commercial Services	0.3%
Food Products	0.3%
Telecommunications	0.3%
Home Builders	0.2%
Retail	0.2%
Real Estate Investment Trusts (REITs)	0.2%
Real Estate	0.2%
Household Products	0.2%
Ground Transportation	0.2%
IT Services	0.2%
Life Sciences Tools & Services	0.2%
Diversified Telecommunication Services	0.2%
Healthcare-Services	0.2%
Electronic Equipment, Instruments & Components	0.2%
Professional Services	0.2%
Multi-Utilities	0.2%
Building Products	0.2%
Auto Manufacturers	0.1%
Industrial Conglomerates	0.1%
Specialized REITs	0.1%
Building Materials	0.1%
Communications Equipment	0.1%
Trading Companies & Distributors	0.1%
Personal Care Products	0.1%
Construction Materials	0.1%
Consumer Finance	0.1%
Residential Mortgage-Backed Securities	0.1%
Tobacco	0.1%
Air Freight & Logistics	0.1%
Commercial Services & Supplies	0.1%
Apparel	0.1%
Leisure Time	0.1%
Healthcare-Products	0.1%
Household Durables	0.1%
Auto Parts & Equipment	0.1%
Lodging	0.1%
Energy Equipment & Services	0.1%
Consumer Loans	0.1%
Industry Classification	% of Net Assets
Computers	0.1%
Transportation	0.1%
Real Estate Management & Development	0.1%
Industrial REITs	0.1%
Airlines	0.1%
Unaffiliated Funds	0.1%
Commercial Paper	0.1%
Multi-National	0.1%
Wireless Telecommunication Services	0.1%
Distribution/Wholesale	0.1%
Automobile Components	0.1%
Agriculture	0.1%
Residential REITs	0.1%
Construction & Engineering	0.1%
Electronics	0.0%*
Passenger Airlines	0.0%*
Retail REITs	0.0%*
Semiconductors	0.0%*
Health Care REITs	0.0%*
Gas Utilities	0.0%*
Municipal Bonds	0.0%*
Mining	0.0%*
Independent Power & Renewable Electricity Producers	0.0%*
Marine Transportation	0.0%*
Packaging & Containers	0.0%*
Engineering & Construction	0.0%*
Miscellaneous Manufacturing	0.0%*
Machinery-Diversified	0.0%*
Gas	0.0%*
Trucking & Leasing	0.0%*
Containers & Packaging	0.0%*
Regional	0.0%*
Industry Classification	% of Net Assets
Housewares	0.0%*
Environmental Control	0.0%*
Leisure Products	0.0%*
Transportation Infrastructure	0.0%*
Credit Cards	0.0%*
Distributors	0.0%*
Hotel & Resort REITs	0.0%*
Diversified REITs	0.0%*
Office/Business Equipment	0.0%*
Investment Companies	0.0%*
Office REITs	0.0%*
Internet	0.0%*
Paper & Forest Products	0.0%*
Automobile Manufacturers	0.0%*
Hand/Machine Tools	0.0%*
Holding Companies-Diversified	0.0%*
Student Loans	0.0%*
Home Equity Loans	0.0%*
Health Care Technology	0.0%*
Cosmetics/Personal Care	0.0%*
Steel	0.0%*
Diversified Consumer Services	0.0%*
Water	0.0%*
Forest Products & Paper	0.0%*
Water Utilities	0.0%*
Options Purchased	0.0%*
Options Written	(0.0)%*
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Less than 0.05%

AST Prudential Growth Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	Advanced Series Trust
Class Name	AST Prudential Growth Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Prudential Growth Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Prudential Growth Allocation Portfolio	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 14,714,463,410
Holdings Count | Holding	3,299
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 14,714,463,410
Number of portfolio holdings	3,299
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	26.9%
Semiconductors & Semiconductor Equipment	6.3%
Unaffiliated Exchange-Traded Funds	5.2%
Software	5.0%
Collateralized Loan Obligations	3.9%
Banks	3.6%
Pharmaceuticals	3.3%
Interactive Media & Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
U.S. Treasury Obligations	2.7%
Oil, Gas & Consumable Fuels	2.2%
Broadline Retail	2.2%
Insurance	1.9%
Financial Services	1.9%
Capital Markets	1.6%
Hotels, Restaurants & Leisure	1.2%
Machinery	1.2%
Aerospace & Defense	1.2%
Health Care Equipment & Supplies	1.1%
Specialty Retail	1.1%
Health Care Providers & Services	1.1%
Biotechnology	1.1%
Automobiles	1.1%
Consumer Staples Distribution & Retail	1.0%
Entertainment	1.0%
Sovereign Bonds	1.0%
Electrical Equipment	0.8%
Electric Utilities	0.7%
Chemicals	0.7%
Beverages	0.7%
Metals & Mining	0.7%
Textiles, Apparel & Luxury Goods	0.6%
IT Services	0.6%
Life Sciences Tools & Services	0.6%
Food Products	0.6%
Ground Transportation	0.5%
Household Products	0.5%
Diversified Telecommunication Services	0.5%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.5%
Media	0.4%
Multi-Utilities	0.4%
Professional Services	0.4%
Specialized REITs	0.4%
Industrial Conglomerates	0.4%
Communications Equipment	0.4%
Building Products	0.4%
Household Durables	0.3%
Electric	0.3%
Trading Companies & Distributors	0.3%
Personal Care Products	0.3%
Real Estate Management & Development	0.3%
Commercial Mortgage-Backed Securities	0.3%
Retail REITs	0.3%
Air Freight & Logistics	0.2%
Tobacco	0.2%
Commercial Services & Supplies	0.2%
Construction Materials	0.2%
Industrial REITs	0.2%
Consumer Finance	0.2%
Options Purchased	0.2%
Residential REITs	0.2%
Energy Equipment & Services	0.2%
Construction & Engineering	0.2%
Oil & Gas	0.2%
Health Care REITs	0.2%
Automobile Components	0.2%
Wireless Telecommunication Services	0.2%
Residential Mortgage-Backed Securities	0.1%
Passenger Airlines	0.1%
Retail	0.1%
Telecommunications	0.1%
Pipelines	0.1%
Foods	0.1%
Commercial Services	0.1%
Home Builders	0.1%
Containers & Packaging	0.1%
Marine Transportation	0.1%
Diversified Financial Services	0.1%
Industry Classification	% of Net Assets
Real Estate Investment Trusts (REITs)	0.1%
Gas Utilities	0.1%
Healthcare-Products	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Auto Manufacturers	0.1%
Diversified REITs	0.1%
Real Estate	0.1%
Transportation	0.1%
Hotel & Resort REITs	0.1%
Office REITs	0.0%*
U.S. Government Agency Obligations	0.0%*
Transportation Infrastructure	0.0%*
Auto Parts & Equipment	0.0%*
Leisure Time	0.0%*
Engineering & Construction	0.0%*
Building Materials	0.0%*
Healthcare-Services	0.0%*
Paper & Forest Products	0.0%*
Computers	0.0%*
Leisure Products	0.0%*
Airlines	0.0%*
Lodging	0.0%*
Mortgage Real Estate Investment Trusts (REITs)	0.0%*
Electronics	0.0%*
Consumer Loans	0.0%*
Diversified Consumer Services	0.0%*
Steel	0.0%*
Multi-National	0.0%*
Packaging & Containers	0.0%*
Mining	0.0%*
Credit Cards	0.0%*
Miscellaneous Manufacturing	0.0%*
Industry Classification	% of Net Assets
Distributors	0.0%*
Home Equity Loans	0.0%*
Trucking & Leasing	0.0%*
Distribution/Wholesale	0.0%*
Apparel	0.0%*
Investment Companies	0.0%*
Automobile Manufacturers	0.0%*
Agriculture	0.0%*
Electrical Components & Equipment	0.0%*
Water Utilities	0.0%*
Housewares	0.0%*
Integrated Oil & Gas	0.0%*
Asset Management & Custody Banks	0.0%*
Diversified Banks	0.0%*
Gas	0.0%*
Health Care Technology	0.0%*
Machinery-Diversified	0.0%*
Office/Business Equipment	0.0%*
Toys/Games/Hobbies	0.0%*
Municipal Bonds	0.0%*
Home Furnishings	0.0%*
Semiconductors	0.0%*
Other	0.0%*
Environmental Control	0.0%*
Household Products/Wares	0.0%*
Cosmetics/Personal Care	0.0%*
Options Written	(0.0)%*
102.4%
Liabilities in excess of other assets	(2.4)%
100.0%
* Less than
0.05
%

AST Academic Strategies Asset Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	Advanced Series Trust
Class Name	AST Academic Strategies Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Academic Strategies Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Academic Strategies Asset Allocation Portfolio	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 2,462,414,531
Holdings Count | Holding	1,862
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 2,462,414,531
Number of portfolio holdings	1,862
Portfolio turnover rate for the period	47%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	26.9%
U.S. Treasury Obligations	15.7%
Unaffiliated Funds	10.0%
Unaffiliated Exchange-Traded Funds	8.6%
Semiconductors & Semiconductor Equipment	2.7%
Collateralized Loan Obligations	2.6%
Banks	2.3%
Pharmaceuticals	2.2%
Specialized REITs	1.9%
Software	1.9%
Oil, Gas & Consumable Fuels	1.2%
Insurance	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Residential REITs	1.2%
Retail REITs	1.2%
Health Care REITs	1.1%
Industrial REITs	1.1%
Interactive Media & Services	1.1%
Broadline Retail	0.8%
Machinery	0.8%
Capital Markets	0.8%
Sovereign Bonds	0.7%
Financial Services	0.6%
Automobiles	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Aerospace & Defense	0.6%
Metals & Mining	0.6%
Hotels, Restaurants & Leisure	0.6%
Electrical Equipment	0.6%
Electric Utilities	0.5%
Specialty Retail	0.5%
Health Care Equipment & Supplies	0.5%
Food Products	0.5%
Biotechnology	0.4%
Health Care Providers & Services	0.4%
Consumer Staples Distribution & Retail	0.4%
Diversified REITs	0.4%
Chemicals	0.4%
Industry Classification	% of Net Assets
Options Purchased	0.4%
Beverages	0.3%
Entertainment	0.3%
Electronic Equipment, Instruments & Components	0.3%
Diversified Telecommunication Services	0.3%
Personal Care Products	0.3%
Professional Services	0.3%
IT Services	0.3%
Trading Companies & Distributors	0.3%
Industrial Conglomerates	0.3%
Building Products	0.2%
Multi-Utilities	0.2%
Office REITs	0.2%
Ground Transportation	0.2%
Hotel & Resort REITs	0.2%
Construction Materials	0.2%
Household Products	0.2%
Life Sciences Tools & Services	0.2%
U.S. Government Agency Obligations	0.2%
Media	0.2%
Household Durables	0.2%
Real Estate Management & Development	0.1%
Oil & Gas	0.1%
Tobacco	0.1%
Commercial Services & Supplies	0.1%
Wireless Telecommunication Services	0.1%
Automobile Components	0.1%
Construction & Engineering	0.1%
Electric	0.1%
Communications Equipment	0.1%
Pipelines	0.1%
Consumer Finance	0.1%
Energy Equipment & Services	0.1%
Multi-National	0.1%
Air Freight & Logistics	0.1%
Gas Utilities	0.1%
Healthcare-Services	0.1%
Foods	0.1%
Transportation Infrastructure	0.1%
Leisure Products	0.1%
Industry Classification	% of Net Assets
Passenger Airlines	0.1%
Containers & Packaging	0.1%
Leisure Time	0.1%
Marine Transportation	0.0%*
Retail	0.0%*
Independent Power & Renewable Electricity Producers	0.0%*
Telecommunications	0.0%*
Diversified Financial Services	0.0%*
Airlines	0.0%*
Lodging	0.0%*
Real Estate	0.0%*
Auto Manufacturers	0.0%*
Commercial Mortgage-Backed Securities	0.0%*
Auto Parts & Equipment	0.0%*
Paper & Forest Products	0.0%*
Home Builders	0.0%*
Electrical Components & Equipment	0.0%*
Agriculture	0.0%*
Transportation	0.0%*
Building Materials	0.0%*
Commercial Services	0.0%*
Real Estate Investment Trusts (REITs)	0.0%*
Residential Mortgage-Backed Securities	0.0%*
Industry Classification	% of Net Assets
Computers	0.0%*
Mining	0.0%*
Packaging & Containers	0.0%*
Automobile Manufacturers	0.0%*
Distribution/Wholesale	0.0%*
Health Care Technology	0.0%*
Healthcare-Products	0.0%*
Distributors	0.0%*
Other	0.0%*
Steel	0.0%*
Housewares	0.0%*
Gas	0.0%*
Internet	0.0%*
Diversified Consumer Services	0.0%*
Machinery-Diversified	0.0%*
Healthcare	0.0%*
Environmental Control	0.0%*
Options Written	(0.0)%*
102.9%
Liabilities in excess of other assets	(2.9)%
100.0%
* Less than 0.05%

AST Capital Growth Asset Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	Advanced Series Trust
Class Name	AST Capital Growth Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Capital Growth Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Capital Growth Asset Allocation Portfolio	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 12,630,893,317
Holdings Count | Holding	4,227
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 12,630,893,317
Number of portfolio holdings	4,227
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	38.5%
Unaffiliated Exchange-Traded Funds	5.7%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.0%
Collateralized Loan Obligations	3.3%
Banks	3.1%
Pharmaceuticals	2.7%
Technology Hardware, Storage & Peripherals	2.6%
Interactive Media & Services	2.3%
Oil, Gas & Consumable Fuels	2.0%
U.S. Treasury Obligations	1.9%
Insurance	1.7%
Broadline Retail	1.5%
Capital Markets	1.5%
Financial Services	1.3%
Machinery	1.1%
Aerospace & Defense	1.1%
Health Care Providers & Services	1.0%
Health Care Equipment & Supplies	1.0%
Hotels, Restaurants & Leisure	0.9%
Specialty Retail	0.9%
Biotechnology	0.9%
Automobiles	0.8%
Consumer Staples Distribution & Retail	0.8%
Electric Utilities	0.7%
Chemicals	0.7%
Electrical Equipment	0.7%
Sovereign Bonds	0.7%
Metals & Mining	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Beverages	0.6%
Food Products	0.6%
Entertainment	0.6%
Ground Transportation	0.5%
Household Products	0.5%
IT Services	0.5%
Life Sciences Tools & Services	0.4%
Diversified Telecommunication Services	0.4%
Industry Classification	% of Net Assets
Professional Services	0.4%
Electronic Equipment, Instruments & Components	0.4%
Building Products	0.4%
Multi-Utilities	0.4%
Industrial Conglomerates	0.3%
Media	0.3%
Specialized REITs	0.3%
Communications Equipment	0.3%
Trading Companies & Distributors	0.3%
Construction Materials	0.3%
Consumer Finance	0.2%
Personal Care Products	0.2%
Tobacco	0.2%
Air Freight & Logistics	0.2%
Commercial Services & Supplies	0.2%
Electric	0.2%
Household Durables	0.2%
Energy Equipment & Services	0.2%
U.S. Government Agency Obligations	0.2%
Industrial REITs	0.2%
Real Estate Management & Development	0.1%
Wireless Telecommunication Services	0.1%
Automobile Components	0.1%
Diversified Financial Services	0.1%
Residential REITs	0.1%
Commercial Mortgage-Backed Securities	0.1%
Construction & Engineering	0.1%
Oil & Gas	0.1%
Telecommunications	0.1%
Retail REITs	0.1%
Retail	0.1%
Health Care REITs	0.1%
Foods	0.1%
Gas Utilities	0.1%
Pipelines	0.1%
Passenger Airlines	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Commercial Services	0.1%
Healthcare-Services	0.1%
Industry Classification	% of Net Assets
Real Estate Investment Trusts (REITs)	0.1%
Containers & Packaging	0.1%
Marine Transportation	0.1%
Real Estate	0.1%
Home Builders	0.1%
Leisure Products	0.0%*
Transportation Infrastructure	0.0%*
Auto Manufacturers	0.0%*
Diversified REITs	0.0%*
Engineering & Construction	0.0%*
Hotel & Resort REITs	0.0%*
Building Materials	0.0%*
Healthcare-Products	0.0%*
Distributors	0.0%*
Transportation	0.0%*
Leisure Time	0.0%*
Residential Mortgage-Backed Securities	0.0%*
Lodging	0.0%*
Auto Parts & Equipment	0.0%*
Paper & Forest Products	0.0%*
Office REITs	0.0%*
Multi-National	0.0%*
Agriculture	0.0%*
Commercial Paper	0.0%*
Packaging & Containers	0.0%*
Airlines	0.0%*
Computers	0.0%*
Unaffiliated Funds	0.0%*
Automobile Manufacturers	0.0%*
Electronics	0.0%*
Apparel	0.0%*
Distribution/Wholesale	0.0%*
Consumer Loans	0.0%*
Mining	0.0%*
Industry Classification	% of Net Assets
Semiconductors	0.0%*
Credit Cards	0.0%*
Housewares	0.0%*
Trucking & Leasing	0.0%*
Miscellaneous Manufacturing	0.0%*
Machinery-Diversified	0.0%*
Health Care Technology	0.0%*
Gas	0.0%*
Regional	0.0%*
Environmental Control	0.0%*
Municipal Bonds	0.0%*
Diversified Consumer Services	0.0%*
Steel	0.0%*
Investment Companies	0.0%*
Internet	0.0%*
Water Utilities	0.0%*
Office/Business Equipment	0.0%*
Hand/Machine Tools	0.0%*
Holding Companies-Diversified	0.0%*
Iron/Steel	0.0%*
Home Equity Loans	0.0%*
Student Loans	0.0%*
Machinery-Construction & Mining	0.0%*
Cosmetics/Personal Care	0.0%*
Water	0.0%*
Forest Products & Paper	0.0%*
Options Purchased	0.0%*
Options Written	(0.0)%*
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%
* Less than 0.05%

AST J.P. Morgan Global Thematic Portfolio
Shareholder Report [Line Items]
Fund Name	Advanced Series Trust
Class Name	AST J.P. Morgan Global Thematic Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST J.P. Morgan Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Global Thematic Portfolio	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 2,287,191,314
Holdings Count | Holding	1,109
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 2,287,191,314
Number of portfolio holdings	1,109
Portfolio turnover rate for the period	24%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (4.1% represents investments purchased with collateral from securities on loan)	38.0%
Semiconductors & Semiconductor Equipment	6.4%
Banks	4.5%
Software	4.3%
Oil, Gas & Consumable Fuels	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Interactive Media & Services	2.6%
Insurance	2.2%
Broadline Retail	2.2%
Pharmaceuticals	2.1%
Financial Services	1.8%
Capital Markets	1.7%
U.S. Treasury Obligations	1.7%
Specialty Retail	1.7%
Biotechnology	1.6%
Chemicals	1.4%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.4%
Beverages	1.3%
Machinery	1.3%
Food Products	1.3%
Health Care Providers & Services	1.2%
Electric Utilities	1.2%
Aerospace & Defense	1.0%
Ground Transportation	1.0%
Health Care Equipment & Supplies	0.9%
Textiles, Apparel & Luxury Goods	0.8%
Consumer Staples Distribution & Retail	0.7%
Construction & Engineering	0.7%
Electrical Equipment	0.7%
Building Products	0.6%
Industrial Conglomerates	0.6%
Professional Services	0.5%
Electronic Equipment, Instruments & Components	0.5%
Specialized REITs	0.5%
Household Durables	0.4%
Multi-Utilities	0.4%
Industrial REITs	0.4%
Industry Classification	% of Net Assets
Consumer Finance	0.4%
Electric	0.4%
Commercial Services & Supplies	0.3%
Auto Manufacturers	0.3%
Trading Companies & Distributors	0.3%
Energy Equipment & Services	0.3%
Construction Materials	0.3%
Metals & Mining	0.3%
Media	0.3%
Entertainment	0.2%
IT Services	0.2%
Automobile Components	0.2%
Retail REITs	0.2%
Health Care REITs	0.2%
Real Estate Management & Development	0.2%
Commercial Paper	0.2%
Containers & Packaging	0.2%
Life Sciences Tools & Services	0.2%
Certificates of Deposit	0.2%
Healthcare-Products	0.1%
Other	0.1%
Credit Cards	0.1%
Retail	0.1%
Foods	0.1%
Residential REITs	0.1%
Diversified Financial Services	0.1%
Equipment	0.1%
Pipelines	0.1%
Air Freight & Logistics	0.1%
Household Products	0.1%
Diversified Telecommunication Services	0.1%
Personal Care Products	0.1%
Communications Equipment	0.1%
Real Estate Investment Trusts (REITs)	0.1%
Leisure Products	0.1%
Hotel & Resort REITs	0.1%
Wireless Telecommunication Services	0.1%
Tobacco	0.1%
Iron/Steel	0.1%
Commercial Services	0.1%
Industry Classification	% of Net Assets
Telecommunications	0.1%
Building Materials	0.1%
Healthcare-Services	0.1%
Diversified Consumer Services	0.0%*
Machinery-Construction & Mining	0.0%*
Mining	0.0%*
Environmental Control	0.0%*
Advertising	0.0%*
Transportation	0.0%*
Computers	0.0%*
Machinery-Diversified	0.0%*
Packaging & Containers	0.0%*
Diversified REITs	0.0%*
Health Care Technology	0.0%*
Trucking & Leasing	0.0%*
Apparel Retail	0.0%*
Lodging	0.0%*
Integrated Oil & Gas	0.0%*
Distributors	0.0%*
Industry Classification	% of Net Assets
Oil & Gas	0.0%*
Gas Utilities	0.0%*
Passenger Airlines	0.0%*
Independent Power & Renewable Electricity Producers	0.0%*
Commercial Mortgage-Backed Securities	0.0%*
Agriculture	0.0%*
Transportation Infrastructure	0.0%*
Diversified Banks	0.0%*
Paper & Forest Products	0.0%*
Steel	0.0%*
Marine Transportation	0.0%*
Paper Packaging	0.0%*
104.2%
Liabilities in excess of other assets	(4.2)%
100.0%
* Less than 0.05%

AST J.P. Morgan Tactical Preservation Portfolio
Shareholder Report [Line Items]
Fund Name	Advanced Series Trust
Class Name	AST J.P. Morgan Tactical Preservation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST J.P. Morgan Tactical Preservation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Tactical Preservation Portfolio	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 4,458,747,308
Holdings Count | Holding	806
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 4,458,747,308
Number of portfolio holdings	806
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	57.5%
Semiconductors & Semiconductor Equipment	4.1%
Banks	3.2%
Software	2.6%
Oil, Gas & Consumable Fuels	1.9%
Technology Hardware, Storage & Peripherals	1.8%
Insurance	1.7%
U.S. Treasury Obligations	1.7%
Interactive Media & Services	1.6%
Broadline Retail	1.4%
Automobiles	1.4%
Pharmaceuticals	1.3%
Financial Services	1.2%
Capital Markets	1.1%
Specialty Retail	1.0%
Chemicals	1.0%
Beverages	0.9%
Biotechnology	0.9%
Food Products	0.9%
Hotels, Restaurants & Leisure	0.8%
Machinery	0.8%
Electric Utilities	0.8%
Health Care Providers & Services	0.8%
Aerospace & Defense	0.7%
Ground Transportation	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Health Care Equipment & Supplies	0.6%
Consumer Staples Distribution & Retail	0.5%
Construction & Engineering	0.5%
Professional Services	0.4%
Electric	0.4%
Industrial Conglomerates	0.4%
Auto Manufacturers	0.3%
Building Products	0.3%
Specialized REITs	0.3%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	0.3%
Household Durables	0.3%
Industry Classification	% of Net Assets
Multi-Utilities	0.3%
Industrial REITs	0.2%
Trading Companies & Distributors	0.2%
Commercial Paper	0.2%
Health Care REITs	0.2%
Media	0.2%
Certificates of Deposit	0.2%
Automobile Components	0.2%
Commercial Services & Supplies	0.2%
Metals & Mining	0.2%
Consumer Finance	0.2%
Retail REITs	0.2%
Healthcare-Products	0.2%
Credit Cards	0.2%
Real Estate Management & Development	0.1%
Entertainment	0.1%
Foods	0.1%
Containers & Packaging	0.1%
Other	0.1%
Diversified Financial Services	0.1%
Equipment	0.1%
Pipelines	0.1%
IT Services	0.1%
Retail	0.1%
Real Estate Investment Trusts (REITs)	0.1%
Construction Materials	0.1%
Residential REITs	0.1%
Air Freight & Logistics	0.1%
Life Sciences Tools & Services	0.1%
Machinery-Diversified	0.1%
Energy Equipment & Services	0.1%
Computers	0.1%
Communications Equipment	0.1%
Household Products	0.1%
Iron/Steel	0.1%
Machinery-Construction & Mining	0.1%
Building Materials	0.1%
Diversified Telecommunication Services	0.1%
Tobacco	0.1%
Healthcare-Services	0.1%
Industry Classification	% of Net Assets
Personal Care Products	0.1%
Commercial Services	0.0%*
Wireless Telecommunication Services	0.0%*
Leisure Products	0.0%*
Mining	0.0%*
Advertising	0.0%*
Hotel & Resort REITs	0.0%*
Environmental Control	0.0%*
Telecommunications	0.0%*
Oil & Gas	0.0%*
Integrated Oil & Gas	0.0%*
Packaging & Containers	0.0%*
Diversified Consumer Services	0.0%*
Trucking & Leasing	0.0%*
Semiconductors	0.0%*
Industry Classification	% of Net Assets
Lodging	0.0%*
Apparel Retail	0.0%*
Transportation Infrastructure	0.0%*
Health Care Technology	0.0%*
Distributors	0.0%*
Miscellaneous Manufacturing	0.0%*
Agriculture	0.0%*
Residential Mortgage-Backed Securities	0.0%*
Home Equity Loans	0.0%*
Cosmetics/Personal Care	0.0%*
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%
* Less than 0.05%

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST T. Rowe Price Asset Allocation Portfolio
Class Name	AST T. Rowe Price Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST T. Rowe Price Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST T. Rowe Price Asset Allocation Portfolio	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 13,938,168,022
Holdings Count | Holding	3,204
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/ 30 /2024?
Portfolio’s net assets	$ 13,938,168,022
Number of portfolio holdings	3,204
Portfolio turnover rate for the period	52%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (6.3% represents investments purchased with collateral from securities on loan)	34.9%
Semiconductors & Semiconductor Equipment	5.3%
Software	4.8%
U.S. Treasury Obligations	4.3%
U.S. Government Agency Obligations	4.0%
Banks	3.2%
Pharmaceuticals	2.9%
Technology Hardware, Storage & Peripherals	2.6%
Oil, Gas & Consumable Fuels	2.5%
Interactive Media & Services	2.4%
Sovereign Bonds	2.2%
Insurance	2.2%
Metals & Mining	1.8%
Financial Services	1.7%
Broadline Retail	1.5%
Capital Markets	1.4%
Health Care Equipment & Supplies	1.2%
Hotels, Restaurants & Leisure	1.2%
Chemicals	1.1%
Health Care Providers & Services	1.0%
Automobiles	1.0%
Aerospace & Defense	1.0%
Biotechnology	1.0%
Specialty Retail	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Consumer Staples Distribution & Retail	0.8%
Oil & Gas	0.8%
Machinery	0.7%
Specialized REITs	0.7%
Entertainment	0.7%
Ground Transportation	0.6%
Media	0.6%
Electric Utilities	0.5%
Electronic Equipment, Instruments & Components	0.5%
Electric	0.5%
Life Sciences Tools & Services	0.5%
IT Services	0.5%
Industry Classification	% of Net Assets
Food Products	0.5%
Residential REITs	0.5%
Industrial Conglomerates	0.5%
Industrial REITs	0.5%
Personal Care Products	0.5%
Multi-Utilities	0.4%
Household Products	0.4%
Professional Services	0.4%
Trading Companies & Distributors	0.4%
Commercial Services & Supplies	0.4%
Household Durables	0.3%
Retail REITs	0.3%
Healthcare-Services	0.3%
Pipelines	0.3%
Diversified Financial Services	0.3%
Energy Equipment & Services	0.3%
Automobile Components	0.3%
Diversified Telecommunication Services	0.3%
Telecommunications	0.3%
Wireless Telecommunication Services	0.3%
Real Estate Management & Development	0.3%
Communications Equipment	0.2%
Consumer Finance	0.2%
Collateralized Loan Obligations	0.2%
Commercial Services	0.2%
Building Products	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Health Care REITs	0.2%
Real Estate Investment Trusts (REITs)	0.2%
Tobacco	0.2%
Construction & Engineering	0.1%
Containers & Packaging	0.1%
Commercial Mortgage-Backed Securities	0.1%
Other	0.1%
Healthcare-Products	0.1%
Auto Parts & Equipment	0.1%
Leisure Time	0.1%
Auto Manufacturers	0.1%
Paper & Forest Products	0.1%
Retail	0.1%
Industry Classification	% of Net Assets
Residential Mortgage-Backed Securities	0.1%
Advertising	0.1%
Construction Materials	0.1%
Office REITs	0.1%
Mining	0.1%
Internet	0.1%
Air Freight & Logistics	0.1%
Equipment	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Packaging & Containers	0.1%
Investment Companies	0.1%
Gas Utilities	0.1%
Hotel & Resort REITs	0.1%
Machinery-Diversified	0.1%
Building Materials	0.1%
Semiconductors	0.1%
Transportation	0.1%
Iron/Steel	0.1%
Computers	0.1%
Diversified Consumer Services	0.1%
Distribution/Wholesale	0.1%
Automobile Manufacturers	0.1%
Foods	0.0%*
Electronics	0.0%*
Agriculture	0.0%*
Lodging	0.0%*
Passenger Airlines	0.0%*
Energy-Alternate Sources	0.0%*
Industry Classification	% of Net Assets
Engineering & Construction	0.0%*
Health Care Technology	0.0%*
Mortgage Real Estate Investment Trusts (REITs)	0.0%*
Student Loans	0.0%*
Water	0.0%*
Real Estate	0.0%*
Airlines	0.0%*
Leisure Products	0.0%*
Metal Fabricate/Hardware	0.0%*
Environmental Control	0.0%*
Gas	0.0%*
Apparel	0.0%*
Private Equity	0.0%*
Miscellaneous Manufacturing	0.0%*
Water Utilities	0.0%*
Multi-National	0.0%*
Diversified REITs	0.0%*
Toys/Games/Hobbies	0.0%*
Forest Products & Paper	0.0%*
Oil & Gas Services	0.0%*
Office/Business Equipment	0.0%*
Unaffiliated Funds	0.0%*
Hand/Machine Tools	0.0%*
Municipal Bonds	0.0%*
107.9%
Liabilities in excess of other assets	(7.9)%
100.0%
* Less than 0.05%

AST T. Rowe Price Growth Opportunities Portfolio
Shareholder Report [Line Items]
Fund Name	AST T. Rowe Price Growth Opportunities Portfolio
Class Name	AST T. Rowe Price Growth Opportunities Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST T. Rowe Price Growth Opportunities Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST T. Rowe Price Growth Opportunities Portfolio	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 2,948,636,135
Holdings Count | Holding	1,182
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 2,948,636,135
Number of portfolio holdings	1,182
Portfolio turnover rate for the period	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S
HOLDINGS
AS
OF
6
/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	24.9%
Semiconductors & Semiconductor Equipment	5.7%
Software	5.0%
Banks	4.4%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	2.9%
Financial Services	2.8%
Insurance	2.8%
Technology Hardware, Storage & Peripherals	2.3%
Capital Markets	2.3%
Interactive Media & Services	2.1%
Aerospace & Defense	2.1%
Broadline Retail	1.9%
Machinery	1.7%
U.S. Government Agency Obligations	1.7%
Hotels, Restaurants & Leisure	1.7%
Health Care Equipment & Supplies	1.6%
Specialized REITs	1.6%
Life Sciences Tools & Services	1.5%
Specialty Retail	1.3%
Ground Transportation	1.3%
Electronic Equipment, Instruments & Components	1.3%
Consumer Staples Distribution & Retail	1.2%
Chemicals	1.2%
Beverages	1.1%
Industrial Conglomerates	1.1%
Electrical Equipment	1.0%
Metals & Mining	1.0%
Residential REITs	1.0%
U.S. Treasury Obligations	1.0%
Energy Equipment & Services	0.9%
Household Products	0.9%
Professional Services	0.9%
Personal Care Products	0.8%
IT Services	0.8%
Commercial Services & Supplies	0.8%
Industrial REITs	0.7%
Industry Classification	% of Net Assets
Biotechnology	0.7%
Entertainment	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.6%
Real Estate Management & Development	0.5%
Automobiles	0.5%
Building Products	0.5%
Wireless Telecommunication Services	0.5%
Consumer Finance	0.5%
Food Products	0.5%
Trading Companies & Distributors	0.5%
Multi-Utilities	0.4%
Retail REITs	0.4%
Containers & Packaging	0.4%
Media	0.4%
Health Care REITs	0.3%
Household Durables	0.3%
Construction & Engineering	0.3%
Construction Materials	0.3%
Automobile Components	0.2%
Tobacco	0.2%
Air Freight & Logistics	0.2%
Gas Utilities	0.2%
Independent Power & Renewable Electricity Producers	0.2%
Diversified Consumer Services	0.2%
Leisure Products	0.1%
Office REITs	0.1%
Communications Equipment	0.1%
Hotel & Resort REITs	0.1%
Automobile Manufacturers	0.1%
Health Care Technology	0.0%*
Mortgage Real Estate Investment Trusts (REITs)	0.0%*
Passenger Airlines	0.0%*
Retail	0.0%*
Paper & Forest Products	0.0%*
Water Utilities	0.0%*
Diversified REITs	0.0%*
Transportation Infrastructure	0.0%*
Industry Classification	% of Net Assets
Construction Machinery & Heavy Trucks	0.0%*
105.3%
Liabilities in excess of other assets	(5.3)%
100.0%
* Less than 0.05%

AST J.P. Morgan Fixed Income Central Portfolio
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Fixed Income Central Portfolio
Class Name	AST J.P. Morgan Fixed Income Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST J.P. Morgan Fixed Income Central Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Fixed Income Central Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 3,256,099,184
Holdings Count | Holding	1,314
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6 /30/2024?
Portfolio’s net assets	$ 3,256,099,184
Number of portfolio holdings	1,314
Portfolio turnover rate for the period	40%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Credit Quality	% of Total Investments
AAA	2.7
AA	56.7
A	13.7
BBB	25.3
BB	1.6
Total Investments	100.0

AST PGIM Fixed Income Central Portfolio
Shareholder Report [Line Items]
Fund Name	AST PGIM Fixed Income Central Portfolio
Class Name	AST PGIM Fixed Income Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST PGIM Fixed Income Central Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Fixed Income Central Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 9,262,138,795
Holdings Count | Holding	1,754
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOL IO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 9,262,138,795
Number of portfolio holdings	1,754
Portfolio turnover rate for the period	34%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	18.9
AA	32.3
A	17.5
BBB	26.0
BB	3.0
B	1.3
CCC and Below	0.1
NR	1.8
Cash/Cash Equivalents	-0.9
Total Investments	100.0

AST Target Maturity Central Portfolio
Shareholder Report [Line Items]
Fund Name	AST Target Maturity Central Portfolio
Class Name	AST Target Maturity Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Target Maturity Central Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Target Maturity Central Portfolio	$2	0.05%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Net Assets	$ 422,909,908
Holdings Count | Holding	627
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS A S OF 6/30/2024?
Portfolio’s net assets	$ 422,909,908
Number of portfolio holdings	627
Portfolio turnover rate for the period	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	34.7
AA	33.9
A	13.6
BBB	16.3
BB	0.6
B	0.2
NR	0.6
Cash/Cash Equivalents	0.1
Total Investments	100.0

AST T. Rowe Price Fixed Income Central Portfolio
Shareholder Report [Line Items]
Fund Name	AST T. Rowe Price Fixed Income Central Portfolio
Class Name	AST T. Rowe Price Fixed Income Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST T. Rowe Price Fixed Income Central Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST T. Rowe Price Fixed Income Central Portfolio	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 2,066,060,118
Holdings Count | Holding	1,732
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 2,066,060,118
Number of portfolio holdings	1,732
Portfolio turnover rate for the period	86%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Credit Quality	% of Total Investments
AAA	68.0
AA	3.5
A	11.9
BBB	16.4
NR	0.2
Total Investments	100.0